Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Stock Option and Incentive Plan Common Stock, $0.001 par value per share
Amount Registered | shares	5,386,467
Proposed Maximum Offering Price per Unit	2.3
Maximum Aggregate Offering Price	$ 12,388,874
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,896.74
Offering Note
1
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, $0.001 par value per share (“Common Stock”) which become issuable under the Tango Therapeutics, Inc. 2021 Stock Option and Incentive Plan (the “2021 Plan”) or the Tango Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Represents an automatic increase of
5,386,467
shares of common stock to the number of shares available for issuance under the 2021 Plan effective as of January 1, 2025. Shares available for issuance under the 2021 Plan were previously registered on Form S-8 filed with
the Securities and Exchange Commission on October 14,
2021 (File No. 333-260258),
March 28, 2022 (File
No. 333-263893),
February 7, 2023 (File
No. 333-269620)
and March 18, 2024 (File
No. 333-278016).
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $2.30, the average of the high and low sale prices of the Registrant’s common stock as reported on the Nasdaq Global Market on February 25, 2025.

2
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock which become issuable under the 2021 Plan or the 2021 ESPP by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Represents an automatic increase of 949,873 shares of common stock to the number of shares available for issuance
under the 2021 ESPP effective as of January 1, 2025. Shares available for issuance under the 2021 ESPP were previously registered on Form S-8 filed with
the Securities and Exchange Commission on October 14,
2021 (File No. 333-260258),
March 28, 2022 (File
No. 333-263893),
February 7, 2023 (File
No. 333-269620)
and March 18, 2024 (File
No. 333-278016).
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $1.96, the average of the high and low sale prices of the Registrant’s common stock as reported on the Nasdaq Global Market on February 25, 2025. Pursuant to the 2021 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at a maximum discount of 15% of the fair market value of a share of common stock on the first trading day of the applicable offering period or on the last trading day of the applicable offering period, whichever is less.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Employee Stock Purchase Plan Common Stock, $0.001 par value per share
Amount Registered | shares	949,873
Proposed Maximum Offering Price per Unit	1.96
Maximum Aggregate Offering Price	$ 1,861,751
Fee Rate	0.01531%
Amount of Registration Fee	$ 285.03
Offering Note
1
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, $0.001 par value per share (“Common Stock”) which become issuable under the Tango Therapeutics, Inc. 2021 Stock Option and Incentive Plan (the “2021 Plan”) or the Tango Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Represents an automatic increase of
5,386,467
shares of common stock to the number of shares available for issuance under the 2021 Plan effective as of January 1, 2025. Shares available for issuance under the 2021 Plan were previously registered on Form S-8 filed with
the Securities and Exchange Commission on October 14,
2021 (File No. 333-260258),
March 28, 2022 (File
No. 333-263893),
February 7, 2023 (File
No. 333-269620)
and March 18, 2024 (File
No. 333-278016).
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $2.30, the average of the high and low sale prices of the Registrant’s common stock as reported on the Nasdaq Global Market on February 25, 2025.

2
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock which become issuable under the 2021 Plan or the 2021 ESPP by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Represents an automatic increase of 949,873 shares of common stock to the number of shares available for issuance
under the 2021 ESPP effective as of January 1, 2025. Shares available for issuance under the 2021 ESPP were previously registered on Form S-8 filed with
the Securities and Exchange Commission on October 14,
2021 (File No. 333-260258),
March 28, 2022 (File
No. 333-263893),
February 7, 2023 (File
No. 333-269620)
and March 18, 2024 (File
No. 333-278016).
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $1.96, the average of the high and low sale prices of the Registrant’s common stock as reported on the Nasdaq Global Market on February 25, 2025. Pursuant to the 2021 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at a maximum discount of 15% of the fair market value of a share of common stock on the first trading day of the applicable offering period or on the last trading day of the applicable offering period, whichever is less.